FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments
Maturity profile of the Group’s financial liabilities based on contractual undiscounted payments

	Less than	1 to 2	2 to 3	3 to 4	4 to 5	> 5
	one year	years	years	years	years	years	Total
Trade payables	$1,116	$-	$-	$-	$-	$-	$1,116
Other accounts payable	4,257	-	-	-	-	-	4,257
Liability in respect of research and development grants	1,057	1,267	1,392	1,442	1,319	5,076	11,553
Lease liability	234	161	61	32	-	-	488

Total	$6,664	$1,428	$1,453	$1,474	$1,319	$596	$17,414

December 31, 2021:

	Less than	1 to 2	2 to 3	3 to 4	4 to 5	> 5
	one year	years	years	years	years	years	Total
Trade payables	$1,103	$-	$-	$-	$-	$-	$1,103
Other accounts payable	4,292	-	-	-	-	-	4,292
Liability in respect of research and development grants	1,103	1,373	1,793	2,270	2,678	3,190	12,407
Lease liability	537	158	100	-	-	-	795

Total	$7,035	$1,531	$1,893	$2,270	$2,678	$3,190	$18,597

Schedule of sensitivity tests relating to changes in foreign currency

	December 31,
	2022	2021
Sensitivity test to changes in the NIS exchange rate:
Gain (loss) from the change:
Increase of 5% in exchange rate	$8	$130
Decrease of 5% in exchange rate	$(8)	$(130)